Long-Term Debt (Maturity Analysis For Operating and Finance Lease Liabilities) (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Long-Term Debt [Abstract]
2020	$ 43	$ 42
Total lease payments	75	42
Less imputed interest	(2)	(1)
Total operating lease liabilities	73	41
2020	33
2020	56	65
2021		39
Total lease payments	89	104
Less imputed interest		(2)
Total finance lease liabilities	$ 89	$ 102